Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 280.6	$ 2,172.3	$ 1,303.4	$ 3,405.5	$ 665.1
Other comprehensive income:
Foreign currency translation adjustments			(156.4)	(136.1)	25.3
Unrealized holding gain/(loss) on available-for-sale securities (net of taxes of $nil, $1.3 million and $0.1 million)			4.1	(5.6)	(2.0)
Comprehensive income			1,151.1	3,263.8	$ 688.4
Components of accumulated other comprehensive income
Foreign currency translation adjustments	(182.1)	(25.7)	(182.1)	(25.7)
Unrealized holding loss on available-for-sale securities, net of taxes	(1.7)	(5.8)	(1.7)	(5.8)
Accumulated other comprehensive loss	$ (183.8)	$ (31.5)	$ (183.8)	$ (31.5)